Lease liabilities (non-current and current) - Additional information (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 68,228
Foreign countries [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 38,844
Bottom of range [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	3.00%
Top of range [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	12.00%